Going Concern (Details Narrative) (USD $)	1 Months Ended	3 Months Ended	6 Months Ended
	May 31, 2014	Sep. 30, 2014	Sep. 30, 2014
Going Concern
Net loss	$ 22,689	$ 20,313	$ 44,492